RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	119,419	102,323
Total Costs	(124,711)	(105,330)
Payables with related parties	2,901		€ 1,808
Codere Apuestas Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,734	899
Total Costs	1,734	899
Codere Newco S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	7,721	7,683
Total Costs	7,721	7,683
Trade receivables
Payables with related parties	(1)		(2)
Trade payables and other current liabilities	(1,941)		(1,822)
Codere Apuestas Galicia S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,278	1,159
Total Costs	1,278	1,159
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	200	1,421
Total Costs	200	1,421
Trade receivables	1,384		12
Payables with related parties	(1,692)		(155)
Trade payables and other current liabilities	(1,373)		(531)
Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	4,535	3,249
Total Costs	4,535	3,249
Trade receivables			942
Payables with related parties			(1,651)
Trade payables and other current liabilities			(1,439)
Total [Member]
IfrsStatementLineItems [Line Items]
Operating expenses	15,468	14,411
Total Costs	15,468	€ 14,411
Trade receivables	2,306		(954)
Payables with related parties	(2,901)		(1,808)
Trade payables and other current liabilities	(5,680)		(4,306)
Codere Apuestas Espana S L [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Payables with related parties
Trade payables and other current liabilities	(338)		(224)
Other Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	922
Payables with related parties	(1,208)
Trade payables and other current liabilities	€ (2,028)
Codere Operadorade Apuestas S L O A C O [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Payables with related parties
Trade payables and other current liabilities			€ (290)